Risk/Return Detail Data - FIMMFunds-InstitutionalComboPRO	May 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Colchester Street Trust
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Only Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Treasury Only Portfolio /Institutional
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2025
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities. Normally investing in securities whose interest is exempt from state and local income taxes. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Visit www.fidelity.com or institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]	www.fidelity.com or institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	May 14, 2014
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	1.31%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	1.34%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2015
Lowest Quarterly Return	none
Performance Table Heading	Average Annual Returns
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class
Risk/Return:
Management fee	0.14%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%
Total annual operating expenses	0.18%
Fee waiver and/or expense reimbursement	0.04%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.14%
1 year	$ 14
3 years	53
5 years	96
10 years	$ 225
2015	0.01%
2016	0.21%
2017	0.75%
2018	1.75%
2019	2.09%
2020	0.38%
2021	0.01%
2022	1.47%
2023	4.92%
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Return Before Taxes | Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class
Risk/Return:
Label	Institutional Class
Past 1 year	4.92%
Past 5 years	1.76%
Since Inception	1.19%	[2]

[1]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.14% (the Expense Cap). If at any time during the current fiscal year expenses for Institutional Class of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2025 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[2]	A From May 14, 2014 .